Loan Sales And Securitizations (Schedule Of Cash Flows Related To Loan Sales And Securitizations) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Proceeds from initial sales		$ 226,013,000		$ 409,003,000	[1]	$ 837,905,000
Servicing fees retained		60,919,000	[2]	72,558,000	[2]	95,902,000	[2]
Purchases of GNMA guaranteed mortgages		101,520,000		66,591,000		76,678,000
Purchases of previously transferred financial assets		418,773,000	[3],[4]	267,091,000	[3],[4]	458,337,000	[3],[4]
Other cash flows received on retained interests		8,736,000		7,894,000		10,783,000
Proceeds related to bulk sales of non performing permanent mortgages	89,200,000
Fhn [Member]
Purchases of previously transferred financial assets		$ 99,300,000		$ 32,700,000		$ 174,500,000

[1]	2011 includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.
[2]	Includes servicing fees on MSR associated with loan sales and purchased MSR.
[3]	Includes repurchases of delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.
[4]	2012, 2011 and 2010 includes $99.3 million, $32.7 million and $174.5 million, respectively of cash paid related to clean-up calls exercised by FHN.